Consolidated Statements of Cash Flows - RUB (₽) ₽ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018 [1]	Dec. 31, 2017
OPERATING ACTIVITIES:
Net income		₽ 1,581,026		₽ 1,032,845	₽ 462,802	[2]
Adjusted for non-cash items and items not affecting cash flow from operating activities:
Depreciation and amortization (note 13, 14, 23)		683,317		586,131	560,961	[2]
Net finance costs (note 11)		526,516		553,724	635,112	[2]
Net foreign exchange loss/(gain)		46,508		8,742	(96,300)	[2]
Gain on disposal of subsidiary (note 18)				(6,131)	(439,115)	[2]
Other non-cash items		5,690		1,616	(837)	[2]
Management incentive agreement, including social taxes (note 20)		196,993		78,648	74,851	[2]
Share-based payments to Board of directors (note 29(b))		12,842
Share of loss of equity-accounted investees, net of income tax (note 15)		30,542
Income tax expense (note 12)		644,422		509,602	820,503	[2]
Change in trade receivables and other operating assets		(90,218)		(8,029)	122,208	[2]
Change in contract liabilities		307,388		600,469	381,060	[2]
Change in trade and other payables		76,418		56,877	232,846	[2]
Change in other liabilities		147,685
Income tax paid		(975,655)		(693,803)	(498,379)	[2]
Interest paid (note 21(c))		(582,420)		(624,003)	(663,430)	[2]
Net cash generated from operating activities		2,611,054		2,096,688	1,592,282	[2]
INVESTING ACTIVITIES:
Acquisition of equity-accounted investee (note 15)		(234,730)
Proceeds from disposal of subsidiary, net of cash disposed of (note 18)				(10,847)	764,577	[2]
Acquisition of intangible assets		(97,818)		(134,702)	(106,646)	[2]
Acquisition of property and equipment		(381,648)		(119,942)	(65,010)	[2]
Interest received		77,079		90,943	57,257	[2]
Proceeds from repayment of loans to related parties	[2]				10,423
Proceeds from short-term deposits	[2]				19,655
Net cash (used in)/generated from investing activities		(637,117)		(174,548)	680,256	[2]
FINANCING ACTIVITIES:
Bank and other loans received (note 21(c))				270,000	2,000,000	[2]
Bank loan origination fees (note 21(c))	[2]				(14,412)
Bank and other loans repaid (note 21(c))		(1,325,000)		(690,000)	(100,000)	[2]
Payment for lease liabilities (notes 21(c), 23)		(61,376)
Dividends paid to shareholders (note 19(d), 21(c))		(1,133,501)			(3,109,631)	[2]
Dividends paid to non-controlling interest (note 19(d), 21(c))		(131,456)		(77,629)	(49,804)	[2]
Acquisition of non-controlling interests (note 21(c))		(2,107)
Net cash used in financing activities		(2,653,440)		(497,629)	(1,273,847)	[2]
Net (decrease)/increase in cash and cash equivalents		(679,503)		1,424,511	998,691	[2]
Cash and cash equivalents, beginning of year		2,861,110	[1]	1,416,008	324,712	[2]
Cash and cash equivalents included in assets held for sale, beginning of year				10,801	17,390	[2]
Effect of exchange rate changes on cash		(92,392)		9,790	86,016	[2]
Cash and cash equivalents, end of year, including cash balance classified in assets held for sale		2,089,215		2,861,110	1,426,809	[2]
Cash classified in assets held for sale	[2]				(10,801)
Cash and cash equivalents, end of year		₽ 2,089,215		₽ 2,861,110	₽ 1,416,008	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.